Investment Strategy - Eaton Vance Mutual Funds Trust	Sep. 30, 2025
Eaton Vance Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”). Bonds and other fixed and floating-rate income instruments include corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (“MBS”) (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (“ABS”) (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those issued by companies domiciled in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, municipal securities, structured notes, private placements and convertible securities and other hybrid securities (other than preferred stock).
The Fund may invest up to 35% of its net assets in  non-U.S. dollar denominated income instruments, including those located in emerging market countries. The Fund may also invest in real estate investment trusts (“REITs”) and preferred stock. Investments in preferred stock will not, however, count towards the Fund’s 80% Policy. The Fund seeks to maintain an average effective duration range of within +/- 50% of the Bloomberg U.S. Aggregate Bond Index’s duration. The Fund may invest up to 35% of its net assets in bonds and other fixed and floating-rate income instruments rated below investment grade (i.e., rated lower than BBB by S&P Global Ratings or Fitch Ratings or lower than Baa by Moody’s Investors Service, Inc., or lower than BBB by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as ABS and MBS) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Total return is defined as income plus capital appreciation. The Fund may invest in income instruments of any maturity. The Fund may also invest in cash and money market instruments.
The Fund may invest in derivative instruments, such as options, futures contracts (including index futures contracts), forward foreign currency exchange contracts, swap agreements (including credit default swaps, interest rate swaps, total return swaps, inflation swaps, and  swaptions), forward rate agreements, and credit linked notes. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (e.g., the corporate bond market) in a more efficient way. The market value of derivatives that have characteristics similar to bonds or other fixed and floating-rate income instruments will be included with bonds and other fixed and floating-rate income instruments for purposes of the Fund’s 80% Policy and other investment restrictions. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In managing the Fund, the investment adviser considers  macroeconomic factors in determining the Fund’s sector allocation and yield curve positioning and uses fundamental research in selecting individual securities for the portfolio. Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies. In combination with the top-down macroeconomic approach, the investment adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors. In selecting securities, the investment adviser generally seeks issuers with attractive valuations. The investment adviser may sell a security when the investment adviser’s valuation target for the security is reached, the fundamentals of the company deteriorate or to pursue more attractive investment options. The investment adviser also considers how purchasing or selling an investment would impact the overall portfolio’s potential return (income and capital gains) and risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) on both a benchmark-relative and absolute return basis, and may include allocations to securities outside the benchmark. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”). Bonds and other fixed and floating-rate income instruments include corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (“MBS”) (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (“ABS”) (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those issued by companies domiciled in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, municipal securities, structured notes, private placements and convertible securities and other hybrid securities (other than preferred stock).
Eaton Vance AMT-Free Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”).